10Q SHARE-BASED AWARDS AND STOCK OPTIONS - Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Outstanding at beginning of period (in shares)	778	921	1,139	1,172
Granted (in shares)	208	168	233	154
Forfeited (in shares)	(17)	(77)	(297)	(89)
Exercised (in shares)	(19)	(234)	(296)	(98)
Outstanding at end of period (in shares)	950	778	921	1,139	1,172
Options vested and exercisable (in shares)	605	521
Weighted-Average Exercise Price
Outstanding at beginning of period (in USD per share)	$ 112.91	$ 99.54	$ 111.75	$ 107.44
Granted (in USD per share)	105.28	127.99	110.83	136.02
Forfeited (in USD per share)	111.74	150.55	155.35	147.65
Exercised (in USD per share)	54.37	59.16	89.08	65.69
Outstanding at end of period (in USD per share)	112.35	112.91	$ 99.54	$ 111.75	$ 107.44
Weighted Average Exercise Price of options vested and exercisable (in USD per share)	$ 112.97	$ 110.07
Weighted-Average Remaining Contractual Term
Outstanding	6 years 3 months 18 days	5 years 6 months	5 years	5 years 4 months 24 days	5 years 9 months 18 days
Options vested and exercisable	4 years 6 months	4 years
Aggregate Intrinsic Value
Outstanding	$ 4.5	$ 9.0	$ 32.1	$ 17.3	$ 47.4
Options vested and exercisable	$ 4.5	$ 7.9